Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share
The following table sets forth the computation of net loss per common share:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(29,734)	$(23,448)

Denominator:
Weighted-average common shares outstanding, basic and diluted	5,104,642	5,012,722

Net loss per share attributable to common stockholders, basic and diluted	$(5.82)	$(4.68)

Schedule of cash, cash equivalents and restricted cash reported
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31,
	2023	2022
Cash and cash equivalents	$3,332	$10,073
Restricted cash	137	137

Total cash, cash equivalents and restricted cash	$3,469	$10,210

Schedule of estimated useful lives of property plant and equipment.
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated Useful Life
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life

Schedule of Balances from contracts with customers
Balances from contracts with customers for the year ended December 31, 2023, consist of the following:

	End of Year	Beginning of Year
Accounts receivable	$1,341	$600
Unbilled accounts receivable	597	827
Deferred revenue	744	500
Balances from contracts with customers for the year ended December 31, 2022, consist of the following:

	End of Year	Beginning of Year
Accounts receivable	$600	$938
Unbilled accounts receivable	827	33
Deferred revenue	500	821

ANDRETTI ACQUISITION CORP [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share

	Year Ended December 31,		Year Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income, as adjusted	$(638,273)	$(224,646)	$1,449,493	$390,797
Denominator:
Basic and diluted weighted average shares outstanding	16,337,159	5,750,000	21,928,767	5,715,068
Basic and diluted net (loss) income per ordinary share	$(0.04)	$(0.04)	$0.07	$0.07